Distribution Date:	04/17/24	J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Determination Date:	04/11/24
Next Distribution Date:	05/17/24
Record Date:	03/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C20

April 2024 Revision
Revision due to servicer reporting a payoff on loan #302041001

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Torchlight Loan Services, LLC
Bond / Collateral Reconciliation - Balances	8		William Clarkson	(305) 209-9988	wclarkson@torchlightinvestors.com
Current Mortgage Loan and Property Stratification	9-13		701 Brickell Avenue, Suite 2200 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Don Simon	(203) 660-6100
Principal Prepayment Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	21		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	22		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642CBD1	1.268200%	33,437,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642CBE9	2.871600%	106,744,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642CBG4	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A2	46642CAA8	3.471800%	73,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46642CBH2	3.538200%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A2	46642CAD2	3.538200%	55,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46642CBJ8	3.804600%	161,532,000.00	45,398,351.31	45,398,351.31	143,935.47	0.00	0.00	45,542,286.78	0.00	0.00%	30.00%
A-SB	46642CBK5	3.461400%	55,809,000.00	949,228.12	949,228.12	2,738.05	0.00	0.00	951,966.17	0.00	0.00%	30.00%
A-S	46642CBN9	4.043200%	37,315,000.00	37,315,000.00	37,315,000.00	125,726.67	0.00	0.00	37,440,726.67	0.00	0.00%	25.75%
B	46642CBP4	4.399200%	69,143,000.00	69,143,000.00	35,414,126.75	253,478.24	0.00	0.00	35,667,604.99	33,728,873.25	81.20%	17.88%
C	46642CBQ2	4.606393%	35,121,000.00	35,121,000.00	0.00	134,817.60	0.00	0.00	134,817.60	35,121,000.00	61.63%	13.87%
D	46642CAK6	4.606393%	55,973,000.00	55,973,000.00	0.00	179,231.72	0.00	0.00	179,231.72	55,973,000.00	30.43%	7.50%
E	46642CAN0	3.500000%	12,072,000.00	12,072,000.00	0.00	0.00	0.00	0.00	0.00	12,072,000.00	23.70%	6.13%
F	46642CAR1	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	18.20%	5.00%
G	46642CAU4	3.500000%	9,878,000.00	9,878,000.00	0.00	0.00	0.00	0.00	0.00	9,878,000.00	12.69%	3.87%
NR	46642CAX8	3.500000%	34,022,421.00	22,772,758.62	0.00	0.00	0.00	0.00	0.00	22,772,758.62	0.00%	0.00%
R	46642CAZ3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642CBB5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			878,008,423.00	298,500,338.05	119,076,706.18	839,927.75	0.00	0.00	119,916,633.93	179,423,631.87

X-A	46642CBL3	0.699267%	651,921,000.00	83,662,579.43	0.00	48,752.07	0.00	0.00	48,752.07	0.00
X-B	46642CBM1	0.207193%	69,143,000.00	69,143,000.00	0.00	11,938.28	0.00	0.00	11,938.28	33,728,873.25
X-C	46642CAG5	1.106393%	65,850,421.00	54,600,758.62	0.00	50,341.58	0.00	0.00	50,341.58	54,600,758.62
Notional SubTotal			786,914,421.00	207,406,338.05	0.00	111,031.93	0.00	0.00	111,031.93	88,329,631.87

Deal Distribution Total					119,076,706.18	950,959.68	0.00	0.00	120,027,665.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642CBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642CBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642CBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A2	46642CAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46642CBH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A2	46642CAD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46642CBJ8	281.04865482	281.04865482	0.89106474	0.00000000	0.00000000	0.00000000	0.00000000	281.93971956	0.00000000
A-SB	46642CBK5	17.00851332	17.00851332	0.04906108	0.00000000	0.00000000	0.00000000	0.00000000	17.05757441	0.00000000
A-S	46642CBN9	1,000.00000000	1,000.00000000	3.36933324	0.00000000	0.00000000	0.00000000	0.00000000	1,003.36933324	0.00000000
B	46642CBP4	1,000.00000000	512.18672534	3.66600003	0.00000000	0.00000000	0.00000000	0.00000000	515.85272537	487.81327466
C	46642CBQ2	1,000.00000000	0.00000000	3.83866063	0.00000000	0.00000000	0.00000000	0.00000000	3.83866063	1,000.00000000
D	46642CAK6	1,000.00000000	0.00000000	3.20211030	0.63655048	2.39858235	0.00000000	0.00000000	3.20211030	1,000.00000000
E	46642CAN0	1,000.00000000	0.00000000	0.00000000	2.91666667	59.12441766	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46642CAR1	1,000.00000000	0.00000000	0.00000000	2.91666633	111.90295201	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642CAU4	1,000.00000000	0.00000000	0.00000000	2.91666633	113.74998684	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46642CAX8	669.34562417	0.00000000	0.00000000	1.95225819	112.63053238	0.00000000	0.00000000	0.00000000	669.34562417
R	46642CAZ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642CBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642CBL3	128.33238909	0.00000000	0.07478217	0.00000000	0.00000000	0.00000000	0.00000000	0.07478217	0.00000000
X-B	46642CBM1	1,000.00000000	0.00000000	0.17266072	0.00000000	0.00000000	0.00000000	0.00000000	0.17266072	487.81327466
X-C	46642CAG5	829.16339472	0.00000000	0.76448380	0.00000000	0.00000000	0.00000000	0.00000000	0.76448380	829.16339472

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	03/01/24 - 03/30/24	30	0.00	143,935.47	0.00	143,935.47	0.00	0.00	0.00	143,935.47	0.00
A-SB	03/01/24 - 03/30/24	30	0.00	2,738.05	0.00	2,738.05	0.00	0.00	0.00	2,738.05	0.00
A-S	03/01/24 - 03/30/24	30	0.00	125,726.67	0.00	125,726.67	0.00	0.00	0.00	125,726.67	0.00
X-A	03/01/24 - 03/30/24	30	0.00	48,752.07	0.00	48,752.07	0.00	0.00	0.00	48,752.07	0.00
X-B	03/01/24 - 03/30/24	30	0.00	11,938.28	0.00	11,938.28	0.00	0.00	0.00	11,938.28	0.00
X-C	03/01/24 - 03/30/24	30	0.00	50,341.58	0.00	50,341.58	0.00	0.00	0.00	50,341.58	0.00
B	03/01/24 - 03/30/24	30	0.00	253,478.24	0.00	253,478.24	0.00	0.00	0.00	253,478.24	0.00
C	03/01/24 - 03/30/24	30	0.00	134,817.60	0.00	134,817.60	0.00	0.00	0.00	134,817.60	0.00
D	03/01/24 - 03/30/24	30	98,626.21	214,861.36	0.00	214,861.36	35,629.64	0.00	0.00	179,231.72	134,255.85
E	03/01/24 - 03/30/24	30	678,539.97	35,210.00	0.00	35,210.00	35,210.00	0.00	0.00	0.00	713,749.97
F	03/01/24 - 03/30/24	30	1,076,566.53	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	1,105,377.36
G	03/01/24 - 03/30/24	30	1,094,811.54	28,810.83	0.00	28,810.83	28,810.83	0.00	0.00	0.00	1,123,622.37
NR	03/01/24 - 03/30/24	30	3,765,542.84	66,420.55	0.00	66,420.55	66,420.55	0.00	0.00	0.00	3,831,963.39
Totals			6,714,087.09	1,145,841.53	0.00	1,145,841.53	194,881.85	0.00	0.00	950,959.68	6,908,968.94

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642CBN9	4.043200%	37,315,000.00	37,315,000.00	37,315,000.00	125,726.67	0.00	0.00	37,440,726.67	0.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642CBP4	4.399200%	69,143,000.00	69,143,000.00	35,414,126.75	253,478.24	0.00	0.00	35,667,604.99	33,728,873.25
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642CBQ2	4.606393%	35,121,000.00	35,121,000.00	0.00	134,817.60	0.00	0.00	134,817.60	35,121,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,579,000.03	141,579,000.00	72,729,126.75	514,022.51	0.00	0.00	73,243,149.26	68,849,873.25

Exchangeable Certificate Details
EC	46642CBR0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

		Additional Information

	Total Available Distribution Amount (1)	120,027,665.86
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	3
	Aggregate Unpaid Principal Balance	114,913,780.99
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,143,970.39	Master Servicing Fee	2,462.12
Interest Reductions due to Nonrecoverability Determination	(163,303.76)	Certificate Administrator Fee	1,157.80
Interest Adjustments	0.00	Trustee Fee	145.68
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	127.79
ARD Interest	0.00	Senior Trust Advisor Fee	536.73
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	980,666.63	Total Fees	4,430.13

Principal		Expenses/Reimbursements
Scheduled Principal	97,500,310.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	21,576,395.86	Special Servicing Fees (Monthly)	25,276.81
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	119,076,706.18	Total Expenses/Reimbursements	25,276.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	950,959.68
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	119,076,706.18
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	120,027,665.86
Total Funds Collected	120,057,372.81	Total Funds Distributed	120,057,372.80

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	296,808,898.82	296,808,898.82	Beginning Certificate Balance	298,500,338.05
(-) Scheduled Principal Collections	97,500,310.32	97,500,310.32	(-) Principal Distributions	119,076,706.18
(-) Unscheduled Principal Collections	21,576,395.86	21,576,395.86	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	177,732,192.64	177,732,192.64	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	299,380,997.20	299,380,997.20	Ending Certificate Balance	179,423,631.87
Ending Actual Collateral Balance	180,434,161.39	180,434,161.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,691,439.23
Beginning Cumulative Advances	0.00	1,691,439.23	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,691,439.23
Ending Cumulative Advances	0.00	1,691,439.23	Net WAC Rate	4.61%
			UC / (OC) Interest	6,492.86
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	3	20,269,973.73	11.40%	22	4.6482	1.996434	1.35 or less	4	126,600,173.27	71.23%	(12)	4.5340	0.407041
10,000,000 to 19,999,999		1	11,686,392.28	6.58%	2	4.8077	0.768800	1.36 to 1.45	1	30,862,045.64	17.36%	2	4.6500	1.418200
20,000,000 to 24,999,999		1	24,382,268.65	13.72%	0	4.6500	(0.341200)	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		3	121,393,557.98	68.30%	(12)	4.5138	0.779570	1.56 to 1.65	0	0.00	0.00%	0	0.0000	0.000000
	50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.66 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	177,732,192.64	100.00%	(6)	4.5672	0.763889	1.81 to 2.00	2	11,104,585.25	6.25%	39	4.6004	1.871336
								2.01 to 2.25	1	9,165,388.48	5.16%	1	4.7060	2.148000
								2.26 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	177,732,192.64	100.00%	(6)	4.5672	0.763889
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	37,819,421.39	21.28%	0	4.6915	0.509886
							Mixed Use	1	30,862,045.64	17.36%	2	4.6500	1.418200
Illinois	2	90,531,512.34	50.94%	(17)	4.4674	0.561862
							Office	2	50,307,014.18	28.30%	2	4.6856	0.349331
Michigan	1	6,832,820.99	3.84%	62	4.4150	1.882800
							Retail	5	96,563,132.82	54.33%	(12)	4.4790	0.770743
New York	1	30,862,045.64	17.36%	2	4.6500	1.418200
							Totals	8	177,732,192.64	100.00%	(6)	4.5672	0.763889
Texas	1	11,686,392.28	6.58%	2	4.8077	0.768800

Totals	8	177,732,192.64	100.00%	(6)	4.5672	0.763889

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	1	44,496,262.42	25.04%	(36)	4.2620	0.926100	12 months or less	7	133,235,930.22	74.96%	5	4.6691	0.709716
	4.40001% to 4.60000%	1	6,832,820.99	3.84%	62	4.4150	1.882800	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	4	110,444,952.69	62.14%	1	4.6613	0.586670	25 to 36 months	1	44,496,262.42	25.04%	(36)	4.2620	0.926100
	4.80001% to 5.00000%	2	15,958,156.54	8.98%	2	4.8316	1.059024	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	177,732,192.64	100.00%	(6)	4.5672	0.763889	Totals	8	177,732,192.64	100.00%	(6)	4.5672	0.763889
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	170,899,371.65	96.16%	(8)	4.5732	0.719153	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	7	170,899,371.65	96.16%	(8)	4.5732	0.719153
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	170,899,371.65	96.16%	(8)	4.5732	0.719153	Totals	7	170,899,371.65	96.16%	(8)	4.5732	0.719153
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 Months or Less	6	126,403,109.23	71.12%	2	4.6828	0.646304	61 months to 120 months	1	6,832,820.99	3.84%	62	4.4150	1.882800
	13 to 24 Months	1	6,832,820.99	3.84%	62	4.4150	1.882800	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 Months or Greater	1	44,496,262.42	25.04%	(36)	4.2620	0.926100	Totals	1	6,832,820.99	3.84%	62	4.4150	1.882800
	Totals	8	177,732,192.64	100.00%	(6)	4.5672	0.763889
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302041001	RT	Orange	CA	Actual/360	4.217%	326,817.50	90,000,000.00	0.00	N/A	04/01/24	--	90,000,000.00	0.00	04/01/24
4	302041004	RT	Lincolnwood	IL	Actual/360	4.262%	0.00	0.00	0.00	N/A	04/01/21	--	44,496,262.42	44,496,262.42	01/01/21
6	302041006	OF	Chicago	IL	Actual/360	4.666%	185,260.54	73,037.56	0.00	N/A	06/01/24	--	46,108,287.48	46,035,249.92	12/01/23
9	302041009	MU	New York	NY	Actual/360	4.650%	123,803.69	56,669.19	0.00	06/01/24	01/01/26	--	30,918,714.83	30,862,045.64	04/01/24
11	302041011	RT	Westminster	CA	Actual/360	4.650%	97,858.24	56,832.80	0.00	N/A	04/01/24	--	24,439,101.45	24,382,268.65	03/01/24
19	302041019	RT	Madison Heights	MI	Actual/360	4.415%	26,339.62	95,365.39	0.00	N/A	06/01/29	--	6,928,186.38	6,832,820.99	04/01/24
21	302041021	MU	Aberdeen Proving	MD	Actual/360	4.700%	49,240.26	12,166,434.57	0.00	N/A	06/05/24	--	12,166,434.57	0.00	04/05/24
22	302041022	RT	San Antonio	TX	Actual/360	4.808%	48,473.24	22,222.50	0.00	N/A	06/01/24	--	11,708,614.78	11,686,392.28	04/01/24
26	302041026	LO	New Orleans	LA	Actual/360	4.800%	39,096.90	9,458,926.50	0.00	N/A	06/01/24	--	9,458,926.50	0.00	04/01/24
28	302041028	RT	Torrance	CA	Actual/360	4.706%	37,209.66	16,766.18	0.00	N/A	05/01/24	--	9,182,154.66	9,165,388.48	04/01/24
29	302041029	OF	Seattle	WA	Actual/360	4.650%	28,513.34	7,120,916.82	0.00	N/A	04/05/24	--	7,120,916.82	0.00	04/05/24
35	302041035	OF	Modesto	CA	Actual/360	4.897%	18,053.64	9,534.67	0.00	05/01/24	04/01/32	--	4,281,298.93	4,271,764.26	04/01/24
Totals							980,666.63	119,076,706.18	0.00				296,808,898.82	177,732,192.64
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	40,017,045.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,323,667.00	0.00	--	--	05/11/23	41,411,695.73	3,454,768.59	0.00	0.00	3,020,301.03	0.00
6	1,796,367.71	0.00	--	--	--	0.00	0.00	257,396.81	1,030,842.55	2,496,484.29	0.00
9	3,090,462.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(1,138,682.30)	0.00	--	--	--	0.00	0.00	154,585.82	154,585.82	0.00	0.00
19	3,008,467.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,247,840.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	776,531.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,189,300.19	1,124,415.99	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,472,488.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	618,901.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	55,402,388.43	1,124,415.99				41,411,695.73	3,454,768.59	411,982.63	1,185,428.37	5,516,785.32	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
21	302041021	12,138,708.98	Payoff Prior to Maturity	0.00	0.00
26	302041026	9,437,686.88	Payoff Prior to Maturity	0.00	0.00
Totals		21,576,395.86		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/24	0	0.00	0	0.00	1	46,035,249.92	0	0.00	1	44,496,262.42	0	0.00	0	0.00	2	21,576,395.86	4.567165%	4.386438%	(6)
03/15/24	0	0.00	1	46,108,287.48	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	0	0.00	4.475882%	4.360899%	(2)
02/16/24	1	46,192,959.08	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	1	32,904,746.64	4.490404%	4.398785%	(1)
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	1	56,480,955.98	4.532973%	4.484168%	1
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	1	4,963,551.94	4.533982%	4.489967%	2
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	0	0.00	4.539506%	4.495878%	3
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	0	0.00	4.539682%	4.496080%	4
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	0	0.00	4.539870%	4.496295%	5
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	44,496,262.42	0	0.00	0	0.00	1	10,542,674.76	4.540043%	4.496494%	6
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,945,586.96	0	0.00	0	0.00	0	0.00	4.545041%	4.502874%	7
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,945,586.96	0	0.00	0	0.00	0	0.00	4.545219%	4.503076%	9
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	1	40,945,586.96	0	0.00	0	0.00	0	0.00	4.545384%	4.503263%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	302041004	01/01/21	38	5	0.00	0.00	3,151,697.15	46,839,166.11	05/01/20	7			08/19/21
6	302041006	12/01/23	3	3	257,396.81	1,030,842.55	2,498,484.29	46,337,482.18	02/02/24	13
11	302041011	03/01/24	0	5	154,585.82	154,585.82	0.00	24,439,101.45	02/27/24	4
Totals					411,982.63	1,185,428.37	5,650,181.44	117,615,749.74
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		68,878,531	0	24,382,269		44,496,262
0 - 6 Months		66,887,031	20,851,781	46,035,250		0
7 - 12 Months		0	0		0	0
13 - 24 Months		30,862,046	30,862,046		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		11,104,585	11,104,585		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-24	177,732,193	87,200,680	0	0	46,035,250 44,496,262
Mar-24	296,808,899	206,204,349	0	46,108,287	0	44,496,262
Feb-24	313,014,031	222,324,809	46,192,959	0	0	44,496,262
Jan-24	371,551,996	327,055,733	0	0	0	44,496,262
Dec-23	428,654,281	384,158,018	0	0	0	44,496,262
Nov-23	434,292,036	389,795,773	0	0	0	44,496,262
Oct-23	434,924,747	390,428,485	0	0	0	44,496,262
Sep-23	435,593,894	391,097,631	0	0	0	44,496,262
Aug-23	436,221,400	391,725,138	0	0	0	44,496,262
Jul-23	443,856,956	402,911,369	0	0	0	40,945,587
Jun-23	444,538,512	403,592,925	0	0	0	40,945,587
May-23	445,176,771	404,231,184	0	0	0	40,945,587
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302041004	44,496,262.42	46,839,166.11	15,000,000.00	04/21/23	2,901,674.00	0.92610	12/31/19	04/01/21	239
6	302041006	46,035,249.92	46,337,482.18	101,000,000.00	04/16/14	975,896.71	0.20980	12/31/23	06/01/24	241
11	302041011	24,382,268.65	24,439,101.45	171,000,000.00	02/27/14	(1,794,750.30)	(0.34120)	12/31/23	04/01/24	239
Totals		114,913,780.99	117,615,749.74	287,000,000.00		2,082,820.41

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	302041004	RT	IL	05/01/20	7

Covid related transfer. Loan transferred to SS effective 5/1/20 due to imminent monetary default. Per Borrower Notice Letter dated 4/10/20, the Borrower stated that the Loan has a very low debt yield. Coupled with the COVID-19 pandemic, this created significant challenges for this asset. Borrower did not have enough cash flow to pay debt service for May and June 2020 and Borrower believes that the annual net operating income for 2020 may not exceed the annual debt service for this asset. Borrowe r indicated they would not be supporting the property cash flow shortfalls and requested the transfer of the subject loan to Special Servicing for further discussions. Lender entered into a forbearance workout with the

Borrower which expired 11/1/2020. Loan is in default as of the January 2021 payment and Lender issued a notice of default. Lender filed foreclosure on 2/24/21 and on 3/8/21 filed a motion for appointment of a receiver. Friedman was appointed as a receiver for the property on 3/23/21. Lender was the high bidder at the foreclosure sale held on 7/21/21 and loan became REO effective 8/19/21. Lender is stabilizing the rent roll and working with the Town of Lincolnwood to explore re-zoning opportunities. JLL was engaged to market a and sell the property. A PSA was originally executed with a local developer in May 2023. Following the expiration of a due diligence period, the buyer indicated that they wished to close the transaction in a shorter time period than originally contem

6	302041006	OF	IL	02/02/24	13

The Loan transferred to Special Servicer due to Monetary Default. The loan is cash managed and there was insufficient cash flow to make the January and February debt service payments. The Borrower has been unwilling to fund the shortfalls at this tim e. Per the 9/30/2023 financials, the Property is 60.38% occupied and DSCR (NOI / NCF) is 0.70x / 052x. Major tenants include Equinox (33,528 SF, LXD 12/2032), AIDS Healthcare Foundation (33,349 SF, LXD 8/2034), Civis

Analytics (29,079 SF, LXD 9/2027), BARCODES (29,079 SF, LXD 2/2029) and Riskonnect Inc. (19,542 SF, LXD 9/2026). Borrower has executed a PNA and is expected to deliver a modification proposal to the Lender.

11	302041011	RT	CA	02/27/24	4

3/22/2024 - The loan transferred to Special Servicing on 2/27/2024 for imminent monetary default. The loan is set to mature on 4/1/2024. The property is under contact to be sold and the Borrower has requested a six-month extension with an

Additional six-month option in order to successfully close the sale. The Special Servicer is currently in workout discussions with the Borrower related to the potential sale of the collateral and a possible loan extension. The Subject Property is a

771,844 square foot enclosed shopping complex located in Westminster, CA within the Los-Angeles MSA.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	302041004	0.00	4.26200%	0.00	4.26200%	10	09/14/20	05/01/20	10/13/20
11	302041011	26,853,934.79	4.65000%	26,853,934.79 4.65000%		10	06/01/20	06/01/20	07/13/20
22	302041022	0.00	4.80770%	0.00	4.80770%	8	10/05/21	08/01/21	--
Totals		26,853,934.79		26,853,934.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	302041015 02/17/22	18,856,858.48	13,300,000.00	14,763,904.39	3,808,089.09	14,763,904.39	10,955,815.30	7,901,043.18	0.00	81,866.72	7,819,176.46	39.09%
23	302041023 10/18/19	11,421,954.04	20,000,000.00	11,900,626.31	296,464.32	11,900,626.31	11,604,161.99	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		30,278,812.52	33,300,000.00	26,664,530.70	4,104,553.41	26,664,530.70	22,559,977.29	7,901,043.18	0.00	81,866.72	7,819,176.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	302041015	11/17/23	0.00	0.00	7,819,176.46	0.00	0.00	215.00	0.00	0.00	7,819,176.46
		04/17/23	0.00	0.00	7,818,961.46	0.00	0.00	(82,081.72)	0.00	0.00
		02/17/22	0.00	0.00	7,901,043.18	0.00	0.00	7,901,043.18	0.00	0.00
23	302041023	10/18/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	7,819,176.46	0.00	0.00	7,819,176.46	0.00	0.00	7,819,176.46

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	9,579.06	0.00	0.00	0.00	0.00	163,303.76	0.00	0.00	0.00	0.00
6	0.00	0.00	9,926.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	5,771.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,276.81	0.00	0.00	0.00	0.00	163,303.76	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		188,580.57

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26